Submission	Jan. 26, 2026
Submission [Line Items]
Central Index Key	0001156041
Registrant Name	Abundia Global Impact Group, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A